Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2025
Derivatives, Fair Value [Line Items]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2025. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2025 for forward contracts.

Notional Value*
Foreign exchange contracts	$1,522,841

(*) Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The Company records all derivative instruments on the consolidated balance sheets at fair value. For further information, please see Note 5 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2025 and September 30, 2024, is as follows:

	As of September 30,
	2025	2024
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$31,524	$3,264
Other noncurrent assets	—	2,987
Accrued expenses and other current liabilities	(6,235)	(4,093)
Other noncurrent liabilities	—	(236)
	25,289	1,922
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	11,898	2,674
Other noncurrent assets	—	1,236
Accrued expenses and other current liabilities	(7,407)	(12,212)
	4,491	(8,302)
Net fair value	$29,780	$(6,380)

Effect of Cash Flow Hedging Instruments

The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2025	2024	2023
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	$3,037	$(34,677)	$(46,580)
Changes in fair value of cash flow hedges, net of tax	31,386	14,917	(32,655)
Reclassification of (gains) losses into earnings, net of tax	(10,161)	22,797	44,558
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$24,262	$3,037	$(34,677)

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2025, 2024 and 2023, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains recognized in Income Year Ended September 30,
	2025	2024	2023
Line item in statements of income:
Cost of revenue	$1,378	$1,055	$(2,126)
Research and development	906	297	(1,078)
Selling, general and administrative	706	329	(996)
Interest and other expense, net	(6,929)	(11,664)	(16,312)
Income taxes	914	(451)	(73)
Total	$(3,025)	$(10,434)	$(20,585)

Underlying Exposures [Member]
Derivatives, Fair Value [Line Items]
Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2025, 2024 and 2023, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2025	2024	2023
Line item in consolidated statements of income:
Revenue	$(1,248)	$1,116	$1,132
Cost of revenue	6,549	(15,438)	(30,078)
Research and development	2,863	(5,020)	(9,151)
Selling, general and administrative	3,041	(4,937)	(9,098)
Total	$11,205	$(24,279)	$(47,195)